Note 8 - Net Loss Per Share	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended March 31,
	2016	2017
	(Unaudited)	(Unaudited)

Numerator:	$(1,844)	$(47,396)
Net loss attributable to BeyondSpring Inc. —basic and diluted
Denominator:
Weighted average number of ordinary shares outstanding —basic and diluted	15,750,000	17,834,676

Net loss per share —basic and diluted	$(0.12)	$(2.66)